Consolidated Statement of Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($) $ / shares	Dec. 31, 2017 COP ($) $ / shares		Dec. 31, 2016 COP ($) $ / shares
Interest income calculated using the effective interest method
Loan portfolio		$ 5,351.4	$ 17,390,615	$ 17,899,967	[2]	$ 16,665,516	[2]
Investments in debt securities		297.3	966,021	841,866	[2]	881,454	[2]
Total interest income		5,648.6	18,356,636	18,741,833	[2]	17,546,970	[2]
Deposits
Checking accounts		(107.8)	(350,173)	(309,333)	[2]	(258,925)	[2]
Savings accounts		(460.7)	(1,497,038)	(1,978,986)	[2]	(2,139,841)	[2]
Time deposits		(1,014.4)	(3,296,508)	(3,560,478)	[2]	(3,413,489)	[2]
Interest expense on deposits from customers		(1,582.8)	(5,143,719)	(5,848,797)	[2]	(5,812,255)	[2]
Financial obligations
Interbank borrowings and overnight funds		(81.9)	(266,064)	(287,361)	[2]	(570,184)	[2]
Borrowings from banks and others		(236.7)	(769,184)	(770,015)	[2]	(575,710)	[2]
Bonds issued		(357.8)	(1,162,699)	(1,162,203)	[2]	(1,278,253)	[2]
Borrowing from development entities		(44.1)	(143,175)	(159,323)	[2]	(156,003)	[2]
Total Financial obligations		(720.4)	(2,341,122)	(2,378,902)	[2]	(2,580,150)	[2]
Net interest income		3,345.4	10,871,795	10,514,134	[2]	9,154,565	[2]
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(1,277.0)	(4,149,972)	(4,119,334)	[2]	(3,004,184)	[2]
Other financial assets		10.0	32,506	(142)	[2]	(70,411)	[2]
Recovery of charged-off financial assets		98.5	320,121	264,582	[2]	290,444	[2]
Net impairment loss on financial assets		(1,168.5)	(3,797,345)	(3,854,894)	[2]	(2,784,151)	[2]
Net interest income, after impairment losses		2,176.9	7,074,450	6,659,240	[2]	6,370,414	[2]
Income from commissions and fees		1,678.1	5,453,382	5,202,125	[2]	4,879,187	[2]
Expenses from commissions and fees		(188.9)	(613,763)	(623,114)	[2]	(619,528)	[2]
Net income from commissions and fees		1,489.2	4,839,619	4,579,011	[2]	4,259,659	[2]
Income from sales of goods and services		2,500.5	8,126,014	5,792,850	[2]	6,654,623	[2]
Costs and expenses of sales goods and services		(1,686.9)	(5,482,102)	(5,035,827)	[2]	(5,725,328)	[2]
Net income from sales goods and services	[2]	813.6	2,643,912	757,023		929,295
Net trading income		179.3	582,709	561,362	[2]	724,698	[2]
Net income from other financial instruments mandatory at fair value through profit or loss		63.3	205,803	209,937	[2]	180,982	[2]
Other income	[2]	418.1	1,358,681	1,151,745		1,676,106
Other expenses		(2,883.6)	(9,371,033)	(9,003,091)	[2]	(8,567,309)	[2]
Net income before tax expense		2,256.8	7,334,141	4,915,227	[2],[3]	5,573,845	[2],[3]
Income tax expense		(661.5)	(2,149,590)	(1,752,794)	[2]	(2,056,909)	[2]
Net income for the year		1,595.4	5,184,551	3,162,433	[2]	3,516,936	[2]
Net income for the year attributable to:
Owners of the parent		896.3	2,912,694	1,962,414	[2]	2,139,866	[2]
Non-controlling interest		699.1	2,271,857	1,200,019	[2]	1,377,070	[2]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 1,595.4	$ 5,184,551	$ 3,162,433	[2]	$ 3,516,936	[2]
Net income per share basic and diluted (in Colombian pesos, see note 25)			$ 130.725	$ 88.076	[2]	$ 96.040	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.